Securities	12 Months Ended
Sep. 30, 2012
Securities [Abstract]
Securities

3. SECURITIES

The following tables reflect the amortized cost, estimated fair value, and gross unrealized gains and losses of AFS and HTM securities at September 30, 2012 and 2011.  The majority of the MBS and investment securities portfolios are composed of securities issued by GSEs.

	September 30, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$857,409	$4,317	$2	$861,724
Municipal bonds	2,435	81	--	2,516
Trust preferred securities	2,912	--	614	2,298
MBS	505,169	35,137	--	540,306
	1,367,925	39,535	616	1,406,844

HTM:
GSE debentures	49,977	247	--	50,224
Municipal bonds	45,334	1,822	--	47,156
MBS	1,792,636	79,883	--	1,872,519
	1,887,947	81,952	--	1,969,899
	$3,255,872	$121,487	$616	$3,376,743

	September 30, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(Dollars in thousands)
AFS:
GSE debentures	$746,545	$1,996	$233	$748,308
Municipal bonds	2,628	126	--	2,754
Trust preferred securities	3,681	--	740	2,941
MBS	690,675	41,764	3	732,436
	1,443,529	43,886	976	1,486,439

HTM:
GSE debentures	633,483	3,171	--	636,654
Municipal bonds	56,994	2,190	4	59,180
MBS	1,679,640	59,071	153	1,738,558
	2,370,117	64,432	157	2,434,392
	$3,813,646	$108,318	$1,133	$3,920,831

The following tables summarize the estimated fair value and gross unrealized losses of those securities on which an unrealized loss at September 30, 2012 and 2011 was reported and the continuous unrealized loss position for at least 12 months or less than 12 months as of September 30, 2012 and 2011.

	September 30, 2012
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	2	$42,733	$2	--	$--	$--
Trust preferred securities	--	--	--	1	2,298	614
MBS	--	--	--	--	--	--
	2	$42,733	$2	1	$2,298	$614

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	--	--	--	--	--	--
MBS	--	--	--	--	--	--
	--	$--	$--	--	$--	$--

	September 30, 2011
	Less Than			Equal to or Greater
	12 Months			Than 12 Months
		Estimated			Estimated
		Fair	Unrealized		Fair	Unrealized
	Count	Value	Losses	Count	Value	Losses
	(Dollars in thousands)
AFS:
GSE debentures	7	$230,848	$233	--	$--	$--
Trust preferred securities	--	--	--	1	2,941	740
MBS	5	1,189	3	--	--	--
	12	$232,037	$236	1	$2,941	$740

HTM:
GSE debentures	--	$--	$--	--	$--	$--
Municipal bonds	2	615	4	--	--	--
MBS	1	25,142	153	--	--	--
	3	$25,757	$157	--	$--	$--

On a quarterly basis, management conducts a formal review of securities for the presence of an other-than-temporary impairment.  Management assesses whether an other-than-temporary impairment is present when the fair value of a security is less than its amortized cost basis at the balance sheet date.  For such securities, other-than-temporary impairment is considered to have occurred if the Company intends to sell the security, if it is more likely than not the Company will be required to sell the security before recovery of its amortized cost basis, or if the present value of expected cash flows is not sufficient to recover the entire amortized cost.

The unrealized losses at September 30, 2012 and 2011 are primarily a result of a decrease in the credit rating of the Bank’s trust preferred security since the time of purchase.  Management reviews the underlying cash flows of this security on a quarterly basis.  As of September 30, 2012, the analysis indicated the present value of future expected cash flows are adequate to recover the entire amortized cost.  In addition, management neither intends to sell this security, nor is it more likely than not that the Company will be required to sell the security before the recovery of the remaining amortized cost amount, which could be at maturity.  As a result, management does not believe an other-than-temporary impairment exists at September 30, 2012.

Over time, market yields may rise and result in a decrease in the market value of securities within our portfolio.  Management generally views changes in fair value caused by changes in interest rates as temporary; therefore, these securities would not be classified as other-than-temporarily impaired.  Additionally, this type of impairment would also be considered temporary if scheduled coupon payments are made, if it is anticipated that the entire principal balance would be collected as scheduled, and management neither intends to sell the securities, nor is it more likely than not that the Company will be required to sell the securities before the recovery of the remaining amortized cost amount, which could be at maturity.

The amortized cost and estimated fair value of securities by remaining contractual maturity without consideration for call features or pre-refunding dates as of September 30, 2012 are shown below.  Actual maturities of MBS may differ from contractual maturities because borrowers have the right to call or prepay obligations, generally without penalties.  As of September 30, 2012, the amortized cost of the securities in our portfolio which are callable or have pre-refunding dates within one year totaled $607.0 million.  Maturities of MBS depend on the repayment characteristics and experience of the underlying financial instruments. Issuers of certain investment securities have the right to call and prepay obligations with or without prepayment penalties.

	AFS		HTM		Total
		Estimated		Estimated		Estimated
	Amortized	Fair	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value	Cost	Value
	(Dollars in thousands)

One year or less	$60,075	$60,120	$5,456	$5,500	$65,531	$65,620
One year through five years	775,223	779,615	77,205	78,701	852,428	858,316
Five years through ten years	169,555	182,283	358,423	377,900	527,978	560,183
Ten years and thereafter	363,072	384,826	1,446,863	1,507,798	1,809,935	1,892,624
	$1,367,925	$1,406,844	$1,887,947	$1,969,899	$3,255,872	$3,376,743

The following table presents the carrying value of the MBS in our portfolio by issuer as of the dates indicated.

	At September 30,
	2012	2011
	(Dollars in thousands)
FNMA	$1,324,293	$1,384,396
FHLMC	824,197	823,728
GNMA	183,778	202,340
Private Issuer	674	1,612
	$2,332,942	$2,412,076

The following table presents the taxable and non-taxable components of interest income on investment securities for the fiscal years ended September 30, 2012, 2011, and 2010.

	For the Year Ended
	September 30,
	2012	2011	2010
	(Dollars in thousands)
Taxable	$14,309	$17,180	$13,547
Non-taxable	1,635	1,897	2,135
	$15,944	$19,077	$15,682

The following table summarizes the amortized cost and estimated fair value of securities pledged as collateral as of the dates indicated.

	September 30,
	2012		2011
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(Dollars in thousands)

Repurchase agreements	$400,827	$427,864	$571,016	$597,286
Retail deposits	--	--	44,429	44,991
Public unit deposits	219,913	232,514	116,472	124,785
Federal Reserve Bank	49,472	52,122	26,666	27,939
	$670,212	$712,500	$758,583	$795,001

During fiscal year 2010, the Bank swapped originated fixed-rate mortgage loans with the FHLMC for MBS (“loan swap transaction”).  The $192.7 million of MBS received, at amortized cost, in the loan swap transaction were classified as trading securities prior to their subsequent sale by the Bank.  Proceeds from the sale of these securities were $199.1 million, resulting in a gross realized gain of $6.5 million.  The gain was included in gain on securities, net in the consolidated statements of income for the year ended September 30, 2010.  All other dispositions of securities during 2012, 2011, and 2010 were the result of principal repayments, calls or maturities.